Investment Strategy - Pear Tree Quality Fund	Aug. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	1. The following information amends and restates as of August 28, 2025 Quality Fund’s principal investment strategies.
Strategy Narrative [Text Block]

Under normal market conditions, Quality Fund invests at least 80 percent of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. Quality Fund principally invests in equity securities of large companies, that is, companies with a market capitalization of greater than $5 billion at time of purchase. However, there is no minimum market capitalization for companies whose securities Quality Fund may purchase.

To manage Quality Fund’s portfolio, Quality Fund’s investment manager, in consultation with its sub-adviser, periodically selects what it believes is a well-managed mutual fund (the “target fund”). Among the criteria the investment manager uses to select the target fund are whether target shares are offered to retail investors, the target fund’s historical performance record, and the availability and frequency of target fund portfolio information. In general, Quality Fund’s portfolio is periodically (but no less frequently than quarterly) rebalanced such that after rebalancing, Quality Fund’s portfolio closely corresponds to the target fund’s portfolio, and Quality Fund’s performance closely corresponds to the target fund’s performance. If Quality Fund’s assets significantly increase, Quality Fund may select more than one target fund.

From time to time, a target fund may invest in non-U.S. securities. In such cases, Quality Fund typically invests in American Depositary Receipts (or ADRs), which represent interests in such securities, if available. Quality Fund is “non-diversified,” which means that it may invest a higher percentage of its assets in a smaller number of issuers.

Quality Fund’s current target fund is GMO Quality Fund Class III (ticker symbol: GQETX). The current target fund purports to seek to generate total return by investing primarily in equities the target fund’s investment manager believes to be of high quality, which it defines as companies with established track records of historical profitability and strong fundamentals. Neither Quality Fund nor its investment manager nor its sub-adviser is affiliated with the current target fund or the current target fund’s investment manager.

Quality Fund also may invest in derivatives (i.e., a security or instrument with a value that is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) for the purpose of hedging the value of the portfolio or to establish a position in the future. Quality Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Strategy Portfolio Concentration [Text]	Under normal market conditions, Quality Fund invests at least 80 percent of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers.